A Summary of Status Company's Nonvested Restricted Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Shares
Nonvested, beginning of year	175,000
Granted	0
Vested	0
Forfeited	0
Nonvested, end of year	175,000
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year	$ 8.44
Granted	$ 0
Vested	$ 0
Forfeited	$ 0
Nonvested, end of year	$ 8.44